Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) plan	Dec. 31, 2021 USD ($) agreement
Commitments and Contingencies
Number of health plans results in renegotiation						1	1
Expenses	$ 117,650	$ 350,894	$ 325,712	$ 707,660	$ 2,610,384
Percentage of total revenues recurring					99.00%
Renegotiation of Health Plan Agreement
Commitments and Contingencies
Reduction in operating revenue				3,600	$ 3,600
Expenses				$ 7,000	3,100
Settlement amount	$ 11,700	$ 5,000			$ 5,000	$ 11,700	$ 11,700